Organization and nature of operations (Details)	Aug. 04, 2025	Jan. 03, 2023
SEALSQ France SAS
Organization and nature of operations
Percentage of issued and outstanding shares acquired		100.00%
IC'Alps
Organization and nature of operations
Percentage of issued and outstanding shares acquired	100.00%